AMOUNTS RECEIVABLE - (Disclosure of receivables) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Amounts Receivable [Abstract]
Trade receivables, net of expected credit losses	$ 1,441,601	$ 971,102
Sales tax recoverable	36,211	1,578
Income tax receivable	20,000	0
Total trade and other current receivables	$ 1,497,812	$ 972,680